Other Operating Expenses (Tables)	6 Months Ended
Jun. 30, 2026
Other Operating Expenses [Abstract]
Schedule of Other Operating Expenses
	Six months ended June 30, 2026	Six months ended June 30, 2025
	US$	US$
Regulatory compliance and statutory cost	13,909	-
Cost incurred to obtain license	3,843	3,211
Changes on fair value of convertible note liabilities	2,003,953	-
Bank charges	21,163	16,720
Commission	1,084,936	-
Share option expenses	-	401,347
Entertainment	183,022	280,057
Event fees	122,736	144,159
Foreign exchange adjustment	1,218,722	-
Loss on disposal of property and equipment	2,204	-
Marketing expenses	164,801	299,783
Property and equipment written off	36,246	-
Software and website usage fee	224	13,819
Staff welfare	109,697	169,648
Office expenses	110,629	137,498
Referral fees	2,540,000	407,256
Recruitment fees	9,591	42,777
Travelling expenses	44,452	324,832
Upkeep of office equipment	20,648	42,855
Loss on disposal of subsidiary	-	32,893
Total	7,690,776	2,316,855